CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenues:
Total revenues	¥ 103,861	¥ 657,408	$ 100,340	¥ 1,588,031	¥ 659,090
Cost of revenues	(110,714)	(673,711)	(102,828)	(689,292)	(418,852)
Gross profit	(6,853)	(16,303)	(2,488)	898,739	240,238
Operation expenses
Sales and marketing	(189,503)	(339,013)	(51,743)	(1,184,997)	(1,488,699)
Research and development	(31,176)	(74,137)	(11,316)	(140,006)	(124,513)
General and administrative	(74,926)	(277,925)	(42,420)	(402,040)	(1,070,419)
Provision for credit losses, net	(1,939,570)	(91,593)	(13,980)	(271,372)	(40,626)
Total operating expenses	(2,235,175)	(782,668)	(119,459)	(2,192,800)	(2,728,671)
Loss from continuing operations	(2,185,985)	(552,625)	(84,347)	(1,292,136)	(2,488,433)
Share of loss of subsidiaries and VIEs	6,940	15,657	2,390	30,231	2,631
Foreign exchange gain/(loss)	(388)	(15,887)	(2,425)	4,247	(8,232)
Fair value change of derivative liabilities					1,185,090
Inducement Charge		121,056	18,477
Net loss	(2,484,179)	(421,222)	(64,291)	(1,988,676)	(1,522,514)
Accretion on redeemable preferred shares					(318,951)
Net loss attributable to ordinary shareholders	(2,484,179)	(421,222)	(64,291)	(1,988,676)	(2,386,238)
Other comprehensive income/(loss)
Foreign currency translation	40,028	110,983	16,939	(17,976)	4,818
Total comprehensive loss	(2,445,607)	(310,239)	$ (47,352)	(2,006,546)	(1,511,108)
Parent Company | Reportable Legal Entities
Revenues:
Total revenues					4,497
Cost of revenues					(147)
Gross profit					4,350
Operation expenses
Sales and marketing		(5,036)		(24,622)	(34,591)
Research and development	2,158	2,217		(258)	(17,376)
General and administrative	19,018	(21,161)		(136,459)	(1,019,055)
Provision for credit losses, net	(3,490)
Total operating expenses	17,686	(23,980)		(161,339)	(1,071,022)
Loss from continuing operations	17,686	(23,980)		(161,339)	(1,066,672)
Share of loss of subsidiaries and VIEs	(2,491,563)	(275,229)		(1,818,665)	(1,641,754)
Interest (expense)/ income, net	(10,727)	(14,041)		(47,677)	(25,262)
Other income, net	(426)	(13,075)		(39,131)	(4,213)
Foreign exchange gain/(loss)	(1)	9		(126)	2,951
Fair value change of derivative liabilities					1,204,010
Inducement Charge		(121,056)
Net loss	(2,484,179)	(421,222)		(1,988,676)	(1,522,514)
Accretion on redeemable preferred shares					(318,951)
Deemed dividend to Preferred Shareholders					(544,773)
Net loss attributable to ordinary shareholders	(2,484,179)	(421,222)		(1,988,676)	(2,386,238)
Other comprehensive income/(loss)
Foreign currency translation	38,572	110,983		(17,869)	11,406
Total comprehensive loss	¥ (2,445,607)	¥ (310,239)		¥ (2,006,545)	¥ (1,511,108)